UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global & International Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Item 1. Reports to Stockholders

Semiannual report

Global / international equity mutual funds

Delaware Emerging Markets Fund

Delaware International Small Cap Fund

Delaware International Value Equity Fund

May 31, 2022

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund at delawarefunds.com/literature.

Manage your account online
●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2022, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

The investment objective of Delaware Emerging Markets Fund and Delaware International Small Cap Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2021 to May 31, 2022.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from December 1, 2021 to May 31, 2022 (Unaudited)

Delaware Emerging Markets Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/21	5/31/22	Expense Ratio	12/1/21 to 5/31/22*
Actual Fund return†
Class A	$1,000.00	$852.20	1.54%	$7.11
Class C	1,000.00	848.70	2.29%	10.55
Class R	1,000.00	851.00	1.79%	8.26
Institutional Class	1,000.00	853.40	1.29%	5.96
Class R6	1,000.00	853.80	1.18%	5.45
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.25	1.54%	$7.75
Class C	1,000.00	1,013.51	2.29%	11.50
Class R	1,000.00	1,016.01	1.79%	9.00
Institutional Class	1,000.00	1,018.50	1.29%	6.49
Class R6	1,000.00	1,019.05	1.18%	5.94

Delaware International Small Cap Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/21	5/31/22	Expense Ratio	12/1/21 to 5/31/22*
Actual Fund return†
Class A	$1,000.00	$828.40	1.35%	$6.15
Class C	1,000.00	824.50	2.10%	9.55
Class R	1,000.00	828.50	1.60%	7.29
Institutional Class	1,000.00	829.30	1.10%	5.02
Class R6	1,000.00	830.80	1.10%	5.02
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.35%	$6.79
Class C	1,000.00	1,014.46	2.10%	10.55
Class R	1,000.00	1,016.95	1.60%	8.05
Institutional Class	1,000.00	1,019.45	1.10%	5.54
Class R6	1,000.00	1,019.45	1.10%	5.54

Delaware International Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/21	5/31/22	Expense Ratio	12/1/21 to 5/31/22*
Actual Fund return†
Class A	$1,000.00	$921.10	1.13%	$5.41
Class C	1,000.00	917.50	1.88%	8.99
Class R	1,000.00	919.80	1.38%	6.61
Institutional Class	1,000.00	921.90	0.88%	4.22
Class R6	1,000.00	922.40	0.82%	3.93
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class C	1,000.00	1,015.56	1.88%	9.45
Class R	1,000.00	1,018.05	1.38%	6.94
Institutional Class	1,000.00	1,020.54	0.88%	4.43
Class R6	1,000.00	1,020.84	0.82%	4.13

*	“Expenses Paid During Period” are equal to the relevant Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund's expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The tables above do not reflect the expenses of the Underlying Funds.

Security type / country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor's internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	96.70%
Argentina	0.64%
Australia	1.55%
Bahrain	0.07%
Brazil	6.87%
Chile	1.64%
China	25.20%
Hong Kong	0.19%
India	13.89%
Indonesia	1.78%
Malaysia	0.02%
Mexico	4.83%
Peru	0.50%
Republic of Korea	19.73%
Russia	0.31%
South Africa	0.18%
Taiwan	16.59%
Turkey	0.66%
United Kingdom	0.07%
United States	1.98%
Preferred Stocks	2.03%
Warrants	0.01%
Exchange-Traded Fund	0.11%
Participation Notes	0.00%
Short-Term Investments	0.87%
Total Value of Securities	99.72%
Receivables and Other Assets Net of Liabilities	0.28%
Total Net Assets	100.00%

Common stock, participation notes, and
preferred stock by sector ◆	Percentage of net assets
Communication Services	16.59%
Consumer Discretionary	11.31%
Consumer Staples	12.25%
Energy	10.57%
Financials	5.57%
Healthcare	0.99%
Industrials	0.85%
Information Technology*	33.18%
Materials	6.65%
Real Estate Investment Trusts	0.36%
Utilities	0.41%
Total	98.73%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund's concentration guidelines as described in the Fund's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Computers, Internet, Retail, Electronic Components-Semiconductors, Semiconductor Components- Integrated Circuits, Software, and Telecommunications. As of May 31, 2022, such amounts, as a percentage of total net assets were 1.67%, 0.58%, 0.01%, 19.34%, 10.80%, 0.68%, and 0.10%, respectively. The percentage in any such single industry will comply with the Fund's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Security type / country and sector allocations
Delaware International Small Cap Fund	As of May 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor's internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	95.12%
Argentina	0.47%
Australia	2.51%
Austria	0.42%
Brazil	3.96%
Canada	13.30%
China	1.02%
Denmark	2.62%
Finland	1.01%
France	1.67%
Germany	6.57%
Greece	0.50%
Hong Kong	0.39%
India	4.14%
Ireland	1.10%
Israel	0.47%
Italy	3.79%
Japan	16.73%
Malaysia	0.28%
Mexico	1.05%
Norway	2.60%
Republic of Korea	4.96%
Russia	0.01%
Singapore	0.94%
South Africa	2.27%
Spain	2.48%
Sweden	3.75%
Taiwan	3.11%
Thailand	0.52%
United Kingdom	11.14%
United States	1.34%
Short-Term Investments	4.43%
Total Value of Securities	99.55%
Receivables and Other Assets Net of Liabilities	0.45%
Total Net Assets	100.00%

Common stocks by sector	Percentage of net assets
Communication Services	3.63%
Consumer Discretionary	10.33%
Consumer Staples	5.34%
Energy	7.79%
Financials	10.33%
Healthcare	4.96%
Industrials	22.74%
Information Technology	11.27%
Materials	7.76%
Real Estate	9.29%
Utilities	1.68%
Total	95.12%

Security type / country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s or a sub-advisor's internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stocks by Country	97.16%
Denmark	4.93%
France	17.76%
Germany	13.79%
Japan	12.62%
Netherlands	3.75%
Spain	6.16%
Sweden	9.54%
Switzerland	14.81%
United Kingdom	13.80%
Exchange-Traded Funds	2.02%
Securities Lending Collateral	3.20%
Total Value of Securities	102.38%
Obligation to Return Securities Lending Collateral	(3.20%	)
Receivables and Other Assets Net of Liabilities	0.82%
Total Net Assets	100.00%

Common stocks by sector ◆	Percentage of net assets
Communication Services	7.85%
Consumer Discretionary	14.97%
Consumer Staples*	30.03%
Healthcare	18.58%
Industrials	10.21%
Information Technology	9.84%
Materials	5.68%
Total	97.16%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics/Personal Care, and Food. As of May 31, 2022, such amounts, as a percentage of total net assets were 6.43%, 7.41%, and 16.19%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

Schedules of investments
Delaware Emerging Markets Fund	May 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 96.70%Δ
Argentina – 0.64%
Arcos Dorados Holdings Class A	2,000,000	$15,640,000
Cablevision Holding GDR	443,972	1,449,486
Cresud ADR †	1,624,384	11,386,932
Grupo Clarin GDR Class B 144A #, †	131,213	200,475
IRSA Inversiones y Representaciones ADR †	1,474,963	6,681,581
		35,358,474
Australia – 1.55%
BHP Group ADR	380,000	26,850,800
Rio Tinto ADR	800,000	58,752,000
		85,602,800
Bahrain – 0.07%
Aluminium Bahrain GDR 144A #	221,400	3,664,546
		3,664,546
Brazil – 6.87%
AES Brasil Energia	516,085	1,155,410
Americanas	10,770,362	45,687,158
Atacadao	500,000	2,039,958
Banco Bradesco ADR	19,250,000	81,812,500
Banco Santander Brasil ADR	3,051,128	21,693,520
BRF ADR †	6,850,000	22,057,000
Embraer ADR †	420,704	4,505,740
Getnet Adquirencia e Servicos para Meios de Pagamento ADR	381,391	713,201
Itau Unibanco Holding ADR	9,170,000	50,251,600
Rumo	1,905,351	7,068,066
Telefonica Brasil ADR	2,050,000	22,017,000
TIM ADR	1,244,820	18,572,715
Vale ADR	5,430,000	98,011,500
XP Class A †	211,715	4,786,876
		380,372,244
Chile – 1.64%
Cia Cervecerias Unidas ADR	410,528	5,751,497
Sociedad Quimica y Minera de Chile ADR	800,000	84,936,000
		90,687,497
China – 25.20%
Alibaba Group Holding †	2,300,000	28,210,699
Alibaba Group Holding ADR †	1,940,000	186,337,000
ANTA Sports Products	2,317,600	26,433,021
Baidu ADR †	420,000	58,947,000

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
China (continued)
BeiGene †	1,615,700	$17,696,684
China Petroleum & Chemical Class H	30,000,000	14,489,245
DiDi Global ADR †	1,278,300	2,492,685
Full Truck Alliance †	1,800,000	12,474,000
Guangshen Railway Class H †	11,000,000	2,032,572
Hengan International Group	2,000,000	9,927,108
iQIYI ADR †	700,000	2,870,000
JD.com Class A	226,190	6,514,290
JD.com ADR	3,080,000	172,849,600
Joinn Laboratories China Class H 144A #	61,320	489,172
Kangji Medical Holdings	3,000	2,565
Kunlun Energy	21,000,000	18,090,529
Kweichow Moutai Class A	700,000	189,705,337
Lizhi ADR †	100,000	118,000
New Oriental Education & Technology Group ADR †	700,000	9,142,000
PetroChina Class H	18,000,000	9,656,948
Ping An Insurance Group Co. of China Class H	4,000,000	25,639,719
Sohu.com ADR †	2,219,642	32,073,827
TAL Education Group ADR †	1,030,000	4,223,000
Tencent Holdings	5,000,000	230,910,388
Tencent Music Entertainment Group ADR †	950,000	3,971,000
Tianjin Development Holdings	15,885,550	3,279,462
Tingyi Cayman Islands Holding	13,000,000	23,027,322
Trip.com Group ADR †	582,400	12,847,744
Tsingtao Brewery Class H	7,000,000	60,480,171
Uni-President China Holdings	31,186,000	25,196,151
Weibo ADR †	960,481	21,130,582
Wuliangye Yibin Class A	7,000,000	180,238,104
Zhihu ADR †	142,600	221,030
ZhongAn Online P&C Insurance Class H 144A #, †	739,600	2,478,780
		1,394,195,735
Hong Kong – 0.19%
Vinda International Holdings	4,300,000	10,773,015
		10,773,015
India – 13.89%
Aurobindo Pharma	1,500,000	10,255,519
Glenmark Pharmaceuticals	1,167,988	5,920,709
HCL Technologies	2,800,000	37,535,301
Indiabulls Real Estate GDR †	102,021	98,754
Infosys	2,640,000	51,129,517

Schedules of investments
Delaware Emerging Markets Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
India (continued)
Lupin	2,500,000	$19,919,818
Reliance Industries	10,500,000	356,055,644
Reliance Industries GDR 144A #	2,340,879	157,307,069
Tata Chemicals	1,866,909	22,808,459
Tata Consultancy Services	950,000	41,168,043
Tata Consumer Products	2,128,276	20,827,354
Tata Motors †	3,000,000	17,139,545
United Breweries	1,000,000	19,867,008
Zee Entertainment Enterprises	2,530,000	8,239,843
		768,272,583
Indonesia – 1.78%
Astra Agro Lestari	9,132,500	7,515,945
Astra International	180,000,000	90,734,518
		98,250,463
Malaysia – 0.02%
UEM Sunrise †	17,000,000	1,281,261
		1,281,261
Mexico – 4.83%
America Movil ADR Class L	1,369,199	29,218,707
Banco Santander Mexico ADR	8,042,900	43,512,089
Cemex ADR †	4,300,000	20,081,000
Coca-Cola Femsa ADR	600,000	35,790,000
Fomento Economico Mexicano ADR	688,329	51,514,542
Grupo Financiero Banorte Class O	4,000,000	25,859,099
Grupo Televisa ADR	6,017,000	61,433,570
		267,409,007
Peru – 0.50%
Cia de Minas Buenaventura ADR	3,217,400	27,476,596
		27,476,596
Republic of Korea – 19.73%
KB Financial Group ADR	245,928	12,035,716
LG Uplus	2,403,542	26,906,771
Lotte	300,000	8,511,154
Lotte Chilsung Beverage	44,000	6,952,797
Lotte Confectionery	60,000	5,504,365
Samsung Electronics	5,200,000	283,284,837
Samsung Life Insurance	360,939	19,867,399
Shinhan Financial Group	300,000	10,438,894
SK Hynix	3,490,000	304,655,674

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Republic of Korea (continued)
SK Square †	5,981,465	$228,680,322
SK Telecom	2,175,168	100,389,664
SK Telecom ADR	3,312,676	84,705,125
		1,091,932,718
Russia – 0.31%
ENEL RUSSIA PJSC GDR †	21,161	512
Etalon Group GDR 144A #	1,616,300	354,950
Gazprom PJSC ADR	14,600,000	6,857,336
LUKOIL PJSC ADR	492,501	321,894
Rosneft Oil PJSC GDR	14,555,684	7,102,139
Sberbank of Russia PJSC †	12,000,000	123,456
Sberbank of Russia PJSC ADR	800,000	32,922
Surgutneftegas PJSC ADR	2,014,441	764,856
T Plus PJSC =	36,096	0
VEON ADR †	732,264	355,880
VK GDR †	551,200	381,134
Yandex Class A †	920,000	1,082,345
		17,377,424
South Africa – 0.18%
Naspers Class N	86,398	9,468,530
Sun International †	364,166	728,856
		10,197,386
Taiwan – 16.59%
FIT Hon Teng 144A #, †	38,000,000	5,375,165
MediaTek	10,092,000	314,668,734
Taiwan Semiconductor Manufacturing	31,000,000	598,105,082
		918,148,981
Turkey – 0.66%
Akbank TAS	19,500,000	9,938,275
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	193,764
Turk Telekomunikasyon	951,192	565,383
Turkcell Iletisim Hizmetleri	2,427,827	2,862,492
Turkcell Iletisim Hizmetleri ADR	4,449,485	13,348,455
Turkiye Sise ve Cam Fabrikalari	7,651,443	9,786,309
		36,694,678
United Kingdom – 0.07%
Griffin Mining †	3,056,187	3,681,653
		3,681,653

Schedules of investments
Delaware Emerging Markets Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
United States – 1.98%
Intel	800,000	$35,536,000
Micron Technology	1,000,000	73,840,000
		109,376,000
Total Common Stocks (cost $5,085,193,928)		5,350,753,061

Preferred Stocks – 2.03%Δ
Brazil – 0.95%
Braskem Class A ω	1,470,000	13,807,493
Petroleo Brasileiro ADR 16.76% ω	2,500,000	31,425,000
Usinas Siderurgicas de Minas Gerais Usiminas
Class A ω	3,235,733	7,482,447
		52,714,940
Republic of Korea – 1.05%
Samsung Electronics ω	1,183,100	58,045,724
		58,045,724
Russia – 0.03%
Transneft PJSC ω	12,000	1,336,505
		1,336,505
Total Preferred Stocks (cost $66,489,867)		112,097,169

Warrants – 0.01%
Argentina – 0.01%
IRSA Inversiones y Representaciones exercise price
$0.21, expiration date 3/5/26 †	1,637,840	339,852
Total Warrants (cost $0)		339,852

Exchange-Traded Fund – 0.11%
iShares MSCI Turkey ETF	290,275	6,179,955
Total Exchange-Traded Fund
(cost $13,207,352)		6,179,955

	Number of
	shares	Value (US $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO #, =, †	172,132	$0
Lehman Oil & Natural Gas
CW 12 LEPO #, =, †	254,590	0
Total Participation Notes
(cost $8,559,057)		0

Short-Term Investments – 0.87%
Money Market Mutual Funds – 0.87%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.72%)	11,978,257	11,978,257
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.60%)	11,978,257	11,978,257
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.71%)	11,978,257	11,978,257
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.71%)	11,978,258	11,978,258
Total Short-Term Investments (cost $47,913,029)		47,913,029
Total Value of Securities–99.72%
(cost $5,221,363,233)		$5,517,283,066

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
†	Non-income producing security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $169,870,157, which represents 3.07% of the Fund's net assets. See Note 10 in “Notes to financial statements."

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.

Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
GS – Goldman Sachs

Schedules of investments
Delaware Emerging Markets Fund

Summary of abbreviations: (continued)
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Small Cap Fund	May 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 95.12%Δ
Argentina – 0.47%
Arcos Dorados Holdings Class A	52,510	$410,628
		410,628
Australia – 2.51%
Aussie Broadband †	246,412	739,181
HUB24	45,296	788,612
Pro Medicus	21,825	659,870
		2,187,663
Austria – 0.42%
Vienna Insurance Group AG Wiener Versicherung
Gruppe	15,283	367,518
		367,518
Brazil – 3.96%
Cia Brasileira de Aluminio	174,859	583,899
Embraer ADR †	51,127	547,570
Petro Rio †	174,666	1,021,340
SLC Agricola	111,213	1,295,697
		3,448,506
Canada – 13.30%
Aritzia †	25,332	739,421
ATS Automation Tooling Systems †	74,668	2,191,898
Capital Power	40,680	1,462,081
Enerplus	132,524	1,965,569
Granite Real Estate Investment Trust	30,274	2,180,226
Major Drilling Group International †	166,465	1,389,786
Vermilion Energy	76,637	1,657,737
		11,586,718
China – 1.02%
CIMC Enric Holdings	222,000	234,244
Xtep International Holdings	452,500	651,602
		885,846
Denmark – 2.62%
Drilling †	14,134	807,675
Jyske Bank †	16,063	947,575
Royal Unibrew	5,984	525,360
		2,280,610
Finland – 1.01%
Valmet	31,245	880,506
		880,506

Schedules of investments
Delaware International Small Cap Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
France – 1.67%
Rothschild & Co.	12,332	$486,534
SOITEC †	5,266	965,586
		1,452,120
Germany – 6.57%
Befesa	18,936	1,259,366
Evotec †	29,073	805,252
K+S	34,284	961,730
Salzgitter †	31,835	1,299,389
Steico	6,686	594,318
TAG Immobilien	44,450	804,070
		5,724,125
Greece – 0.50%
Eurobank Ergasias Services and Holdings †	391,690	438,370
		438,370
Hong Kong – 0.39%
MGM China Holdings †	676,800	341,539
		341,539
India – 4.14%
Affle India †	23,389	316,945
Federal Bank	538,122	615,848
Oberoi Realty †	41,303	428,664
Varun Beverages	120,250	1,636,402
Voltas	46,232	606,244
		3,604,103
Ireland – 1.10%
Glenveagh Properties †	930,043	956,513
		956,513
Israel – 0.47%
Inmode †	15,401	412,901
		412,901
Italy – 3.79%
Azimut Holding	39,098	837,375
OVS †	180,474	369,671
Reply	9,201	1,251,509
Tinexta	29,564	841,068
		3,299,623

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Japan – 16.73%
Amvis Holdings	25,500	$841,846
Asics	63,500	1,099,973
dip	23,300	681,435
DMG Mori	57,200	842,438
Fujimi	20,200	919,501
Fukuoka Financial Group	50,900	869,453
IHI	39,200	1,103,818
Insource	32,600	571,294
JMDC	14,500	589,078
Katitas	22,300	506,680
Mebuki Financial Group	437,900	826,579
Mitsui High-Tec	19,900	1,714,305
SMS	30,000	699,111
Taiyo Yuden	15,000	618,713
TechnoPro Holdings	48,600	1,122,744
Toho Titanium	43,800	745,452
Tokyo Seimitsu	21,300	825,626
		14,578,046
Malaysia – 0.28%
Alliance Bank Malaysia	293,100	240,987
		240,987
Mexico – 1.05%
Grupo Aeroportuario del Centro Norte †	126,340	910,421
		910,421
Norway – 2.60%
Aker Solutions	339,052	1,337,014
TOMRA Systems	45,632	930,590
		2,267,604
Republic of Korea – 4.96%
CJ CheilJedang	1,644	522,886
Doosan Fuel Cell †	14,331	451,753
Hansae	50,095	884,720
Hansol Chemical	1,606	344,644
Hite Jinro	23,160	667,357
LEENO Industrial	7,249	916,964
OCI	5,097	531,452
		4,319,776

Schedules of investments
Delaware International Small Cap Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
Russia – 0.01%
Detsky Mir PJSC =	188,399	$10,216
		10,216
Singapore – 0.94%
SATS †	256,900	821,300
		821,300
South Africa – 2.27%
Motus Holdings	95,272	697,499
Transaction Capital	459,908	1,275,910
		1,973,409
Spain – 2.48%
Banco de Sabadell	1,454,253	1,300,490
Melia Hotels International †	108,021	862,207
		2,162,697
Sweden – 3.75%
Catena	23,411	1,026,484
Fortnox	138,706	817,242
Intrum	29,248	666,364
MIPS	11,352	756,029
		3,266,119
Taiwan – 3.11%
Kindom Development	676,600	808,889
Lotes	30,000	818,605
Merida Industry	41,000	367,976
Wafer Works	333,000	714,760
		2,710,230
Thailand – 0.52%
Land & Houses	1,755,900	454,112
		454,112
United Kingdom – 11.14%
Dechra Pharmaceuticals	21,902	1,003,489
Future	57,100	1,424,644
Grafton Group	110,685	1,306,873
Great Portland Estates	133,942	1,107,199
Inchcape	93,704	859,006
Pagegroup	125,621	726,258
Rotork	156,854	552,239
RS GROUP	158,629	1,935,919

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
United Kingdom (continued)
Savills	56,477	$784,968
		9,700,595
United States – 1.34%
Keywords Studios	39,634	1,169,660
		1,169,660
Total Common Stocks (cost $76,942,743)		82,862,461

Short-Term Investments – 4.43%
Money Market Mutual Funds – 4.43%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.72%)	964,882	964,882
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.60%)	964,883	964,883
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.71%)	964,883	964,883
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.71%)	964,882	964,882
Total Short-Term Investments (cost $3,859,530)		3,859,530
Total Value of Securities–99.55%
(cost $80,802,273)		$86,721,991

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 6 in “Security type / country and sector allocations.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

The following foreign currency exchange contracts were outstanding at May 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	JPY	(1,063,260)	USD	8,353	6/1/22	$94

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Schedules of investments
Delaware International Small Cap Fund

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
GS – Goldman Sachs
PJSC – Private Joint Stock Company

Summary of currencies:
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware International Value Equity Fund	May 31, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 97.16%Δ
Denmark – 4.93%
Novo Nordisk Class B	183,830	$20,364,985
		20,364,985
France – 17.76%
Air Liquide	134,320	23,481,404
Danone	268,420	15,771,122
Orange	778,590	9,736,042
Publicis Groupe	145,110	7,926,231
Sodexo	221,970	16,547,267
		73,462,066
Germany – 13.79%
adidas AG	85,960	17,022,404
Fresenius Medical Care AG & Co.	278,790	16,952,069
Knorr-Bremse	114,760	7,833,094
SAP	152,780	15,219,134
		57,026,701
Japan – 12.62%
Asahi Group Holdings	120,500	4,062,376
Kao	361,100	14,574,712
KDDI	425,100	14,813,366
Makita	333,600	9,129,396
Seven & i Holdings	229,200	9,631,973
		52,211,823
Netherlands – 3.75%
Koninklijke Ahold Delhaize	562,260	15,515,904
		15,515,904
Spain – 6.16%
Amadeus IT Group †	410,480	25,488,399
		25,488,399
Sweden – 9.54%
Essity Class B	612,960	16,080,397
H & M Hennes & Mauritz Class B	637,290	8,784,806
Securitas Class B	1,368,170	14,590,993
		39,456,196
Switzerland – 14.81%
Nestle	213,490	26,040,794
Roche Holding	45,960	15,639,433
Swatch Group *	76,160	19,564,037
		61,244,264

Schedules of investments
Delaware International Value Equity Fund

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
United Kingdom – 13.80%
Diageo	487,080	$22,556,029
Intertek Group	182,560	10,662,533
Smith & Nephew	1,464,560	23,862,212
		57,080,774
Total Common Stocks (cost $427,859,776)		401,851,112

Exchange-Traded Funds – 2.02%
iShares MSCI EAFE ETF *	12,310	861,823
iShares Trust iShares ESG Aware MSCI EAFE ETF *	68,420	4,797,611
Vanguard FTSE Developed Markets ETF	59,130	2,691,006
Total Exchange-Traded Funds
(cost $8,350,104)		8,350,440
Total Value of Securities Before
Securities Lending Collateral–99.18%
(cost $436,209,880)		410,201,552

Securities Lending Collateral** – 3.20%
Money Market Mutual Fund – 3.20%
Dreyfus Institutional Preference Government Money
Market Fund - Institutional Shares (seven-day
effective yield 0.79%)	13,240,999	13,240,999
Total Securities Lending Collateral (cost $13,240,999)		13,240,999
Total Value of Securities–102.38%
(cost $449,450,879)		$423,442,551■

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 8 in “Security type / country and sector allocations.”
†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $13,526,290 of securities loaned.

The following foreign currency exchange contracts were outstanding at May 31, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	CHF	(325,639)	USD	339,977	6/1/22	$472
BNYM	JPY	(14,600,297)	USD	113,436	6/1/22	20
Total Foreign Currency Exchange Contracts						$492

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
MSCI – Morgan Stanley Capital International

Summary of currencies:
CHF – Swiss Franc
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	May 31, 2022 (Unaudited)

	Delaware	Delaware	Delaware
	Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Assets:
Investments, at value*,†	$5,517,283,066	$86,721,991	$410,201,552
Short-term investments held as
collateral for loaned securities, at
value=	—	—	13,240,999
Cash	9,232	216	—
Foreign currencies, at valueΔ	18,861,280	170,127	594,557
Receivable for fund shares sold	19,916,078	240,721	1,156,376
Dividends and interest receivable	16,520,171	159,746	498,181
Foreign tax reclaims receivable	436,526	142,825	3,665,936
Prepaid expenses	7,800	—	—
Receivable for securities sold	—	—	728,371
Unrealized appreciation on foreign
currency exchange contracts	—	94	492
Securities lending income receivable	—	—	1,506
Other assets	44,060	724	3,738
Total Assets	5,573,078,213	87,436,444	430,091,708

	Delaware	Delaware	Delaware
	Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Liabilities:
Due to custodian	—	—	194,049
Capital gains tax payable	21,330,254	117,934	—
Payable for fund shares redeemed	11,650,288	52,735	2,496,863
Investment management fees
payable to affiliates	4,080,180	42,518	233,369
Custody fees payable	1,604,141	32,965	78,223
Dividend disbursing and transfer
agent fees and expenses payable
to non-affiliates	698,794	14,288	117,042
Accounting and administration
expenses payable to non-affiliates	290,560	19,969	35,396
Distribution fees payable to affiliates	133,354	2,644	40,519
Reports and statements to
shareholders expenses payable to
non-affiliates	132,705	3,191	17,291
Dividend disbursing and transfer
agent fees and expenses payable
to affiliates	43,716	692	3,500
Trustees' fees and expenses
payable to affiliates	39,031	623	—
Audit and tax fees payable	17,133	17,132	17,132
Accounting and administration
expenses payable to affiliates	13,061	541	1,358
Legal fees payable to affiliates	7,229	115	590
Reports and statements to
shareholders expenses payable to
affiliates	3,211	50	241
Obligation to return securities
lending collateral	—	—	13,240,999
Other accrued expenses	—	14,771	9,046
Trustees’ fees and expenses
payable to affiliates	—	—	3,185
Total Liabilities	40,043,657	320,168	16,488,803
Total Net Assets	$5,533,034,556	$87,116,276	$413,602,905
Net Assets Consist of:
Paid-in capital	$5,312,485,018	$83,559,467	$442,515,922
Total distributable earnings (loss)	220,549,538	3,556,809	(28,913,017)
Total Net Assets	$5,533,034,556	$87,116,276	$413,602,905

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Net Asset Value
Class A:
Net assets	$286,149,052	$7,162,280	$172,719,509
Shares of beneficial interest
outstanding, unlimited authorization,
no par	14,359,610	961,111	13,067,137
Net asset value per share	$19.93	$7.45	$13.22
Sales charge	4.50%	4.50%	5.75%
Offering price per share, equal to net
asset value per share / (1 - sales
charge)	$20.87	$7.80	$14.03
Class C:
Net assets	$78,056,672	$1,301,933	$3,899,285
Shares of beneficial interest
outstanding, unlimited authorization,
no par	4,272,521	215,742	297,907
Net asset value per share	$18.27	$6.03	$13.09
Class R:
Net assets	$27,490,374	$129,388	$1,626,788
Shares of beneficial interest
outstanding, unlimited authorization,
no par	1,371,235	18,548	123,424
Net asset value per share	$20.05	$6.98	$13.18
Institutional Class:
Net assets	$3,135,630,248	$57,845,921	$231,260,780
Shares of beneficial interest
outstanding, unlimited authorization,
no par	156,177,421	7,331,461	17,413,978
Net asset value per share	$20.08	$7.89	$13.28
Class R6:
Net assets	$2,005,708,210	$20,676,754	$4,096,543
Shares of beneficial interest
outstanding, unlimited authorization,
no par	99,792,961	2,608,678	308,227
Net asset value per share	$20.10	$7.93	$13.29
____________________
* Investments, at cost	$5,221,363,233	$80,802,273	$436,209,880
† Including securities on loan	—	—	13,526,290
= Short-term investments held as collateral for
loaned securities, at cost	—	—	13,240,999
Δ Foreign currencies, at cost	19,004,039	168,024	596,239

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Delaware International Funds	Six months ended May 31, 2022 (Unaudited)

		Delaware	Delaware
	Delaware Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Investment Income:
Dividends	$143,048,606	$1,111,246	$8,759,580
Interest	52,907	2,936	1,060
Securities lending income	—	—	29,342
Foreign tax withheld	(7,938,930)	(121,090)	(1,143,527)
	135,162,583	993,092	7,646,455

Expenses:
Management fees	33,843,815	406,259	2,058,651
Distribution expenses — Class A	409,937	10,474	237,809
Distribution expenses — Class C	464,918	7,933	21,987
Distribution expenses — Class R	77,150	359	8,429
Dividend disbursing and transfer
agent fees and expenses	2,669,280	47,315	315,161
Custodian fees	2,114,877	29,682	65,775
Reports and statements to
shareholders expenses	470,236	12,214	46,680
Accounting and administration
expenses	468,209	26,074	52,203
Registration fees	186,670	41,522	47,234
Legal fees	158,505	2,893	16,763
Trustees’ fees and expenses	105,811	1,722	8,620
Audit and tax fees	25,540	19,663	17,569
Other	67,386	17,024	17,529
	41,062,334	623,134	2,914,410
Less expenses waived	(2,760,959)	(89,377)	(501,983)
Less expenses paid indirectly	—	(40)	(656)
Total operating expenses	38,301,375	533,717	2,411,771
Net Investment Income	96,861,208	459,375	5,234,684

Statements of operations
Delaware International Funds

		Delaware	Delaware
	Delaware Emerging	International	International
	Markets Fund	Small Cap Fund	Value Equity Fund
Net Realized and Unrealized Gain
(Loss):
Net realized gain (loss) on:
Investments	$133,589,102	$(1,658,694)	$(2,450,928)
Foreign currencies	(571,542)	12,391	184,939
Foreign currency exchange
contracts	(822,023)	(61,237)	(406,868)
Net realized gain (loss)	132,195,537	(1,707,540)	(2,672,857)

Net change in unrealized
appreciation (depreciation) of:
Investments[1]	(1,171,447,686)	(17,022,982)	(40,056,966)
Foreign currencies	(33,360)	175,309	(161,727)
Foreign currency exchange
contracts	—	9,678	(1,751)
Net change in unrealized
appreciation (depreciation)	(1,171,481,046)	(16,837,995)	(40,220,444)
Net Realized and Unrealized Loss	(1,039,285,509)	(18,545,535)	(42,893,301)
Net Decrease in Net Assets
Resulting from Operations	$(942,424,301)	$(18,086,160)	$(37,658,617)

[1]	Includes $21,331,490 increase in capital gains tax accrued for Delaware Emerging Markets Fund. Includes $154,235 increase in capital gains tax accrued in Delaware International Small Cap Fund.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$96,861,208	$156,538,358
Net realized gain (loss)	132,195,537	(156,114,409)
Net change in unrealized appreciation (depreciation)	(1,171,481,046)	92,516,904
Net increase (decrease) in net assets resulting from
operations	(942,424,301)	92,940,853

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,495,710)	(2,191,579)
Class C	(2,720,160)	(777,266)
Class R	(970,357)	(233,457)
Institutional Class	(126,884,607)	(31,453,917)
Class R6	(77,102,849)	(9,680,857)
	(219,173,683)	(44,337,076)

Capital Share Transactions:
Proceeds from shares sold:
Class A	26,989,118	92,377,068
Class C	3,254,141	18,657,537
Class R	3,210,889	8,550,198
Institutional Class	799,584,746	1,680,473,003
Class R6	521,667,591	1,503,974,331
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	10,843,302	2,086,866
Class C	2,673,584	767,990
Class R	968,937	233,456
Institutional Class	109,901,498	28,046,095
Class R6	58,294,682	6,192,889
	1,537,388,488	3,341,359,433

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(49,641,927)	$(103,991,549)
Class C	(15,593,264)	(35,479,357)
Class R	(4,977,749)	(14,381,448)
Institutional Class	(833,489,754)	(2,119,024,485)
Class R6	(359,561,163)	(427,423,318)
	(1,263,263,857)	(2,700,300,157)
Increase in net assets derived from capital share
transactions	274,124,631	641,059,276
Net Increase (Decrease) in Net Assets	(887,473,353)	689,663,053

Net Assets:
Beginning of period	6,420,507,909	5,730,844,856
End of period	$5,533,034,556	$6,420,507,909

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Small Cap Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$459,375	$(150,444)
Net realized gain (loss)	(1,707,540)	20,996,217
Net change in unrealized appreciation (depreciation)	(16,837,995)	(8,269,409)
Net increase (decrease) in net assets resulting from
operations	(18,086,160)	12,576,364

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(537,844)	—
Class C	(134,364)	—
Class R	(9,570)	—
Institutional Class	(3,918,467)	—
Class R6	(1,085,639)	—
	(5,685,884)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	360,873	3,088,137
Class C	5,084	58,611
Class R	1,278	8,558
Institutional Class	6,248,324	9,773,696
Class R6	8,467,378	8,484,030
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	535,765	—
Class C	134,364	—
Class R	9,291	—
Institutional Class	3,207,637	—
Class R6	926,317	—
	19,896,311	21,413,032

Statements of changes in net assets
Delaware International Small Cap Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,133,227)	$(1,863,927)
Class C	(352,236)	(1,507,039)
Class R	(3,527)	(218,860)
Institutional Class	(8,861,401)	(38,037,501)
Class R6	(5,028,129)	(774,529)
	(15,378,520)	(42,401,856)
Increase (decrease) in net assets derived from capital
share transactions	4,517,791	(20,988,824)
Net Decrease in Net Assets	(19,254,253)	(8,412,460)

Net Assets:
Beginning of period	106,370,529	114,782,989
End of period	$87,116,276	$106,370,529

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware International Value Equity Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,234,684	$4,313,241
Net realized gain (loss)	(2,672,857)	35,264,594
Net change in unrealized appreciation (depreciation)	(40,220,444)	(37,804,581)
Net increase (decrease) in net assets resulting from
operations	(37,658,617)	1,773,254

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(14,729,159)	(962,517)
Class C	(306,886)	(45,886)
Class R	(356,285)	(40,540)
Institutional Class	(23,946,215)	(4,611,994)
Class R6	(285,342)	(30,364)
	(39,623,887)	(5,691,301)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,317,447	60,313,862
Class C	440,611	472,619
Class R	581,264	3,436,609
Institutional Class	39,534,434	71,593,274
Class R6	1,502,994	2,720,260
Net assets from merger:[1]
Class A	—	123,151,872
Institutional Class	—	130,443,502
Class R6	—	184,692
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	14,648,038	943,519
Class C	306,886	45,884
Class R	356,284	40,540
Institutional Class	23,920,676	4,604,032
Class R6	179,980	5,491
	87,788,614	397,956,156

Statements of changes in net assets
Delaware International Value Equity Fund

	Six months
	ended
	5/31/22	Year ended
	(Unaudited)	11/30/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,777,655)	$(34,560,175)
Class C	(715,641)	(2,430,458)
Class R	(3,756,845)	(1,496,630)
Institutional Class	(105,387,844)	(140,588,542)
Class R6	(620,115)	(666,061)
	(130,258,100)	(179,741,866)
Increase (decrease) in net assets derived from capital
share transactions	(42,469,486)	218,214,290
Net Increase (Decrease) in Net Assets	(119,751,990)	214,296,243

Net Assets:
Beginning of period	533,354,895	319,058,652
End of period	$413,602,905	$533,354,895

[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.14	$23.67	$19.13	$17.53	$20.10	$14.57

0.33	0.54	0.04	0.11	0.07	0.19
(3.77)	0.07	4.62	1.55	(2.32)	5.44
(3.44)	0.61	4.66	1.66	(2.25)	5.63

(0.77)	—	(0.12)	(0.06)	(0.32)	(0.10)
—	(0.14)	—	—	—	—
(0.77)	(0.14)	(0.12)	(0.06)	(0.32)	(0.10)

$19.93	$24.14	$23.67	$19.13	$17.53	$20.10

(14.78% )	2.57% [4]	24.44% [4]	9.50%	(11.40% )	38.94% [4]

$286,149	$361,528	$364,314	$346,732	$353,094	$463,441
1.54%	1.57%	1.62%	1.63%	1.63%	1.66%
1.63%	1.59%	1.63%	1.63%	1.63%	1.66%
2.99%	2.08%	0.21%	0.62%	0.35%	1.10%
2.90%	2.06%	0.20%	0.62%	0.35%	1.10%
8%	4%	5%	10%	11%	11%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20		11/30/19		11/30/18	11/30/17
$22.09	$21.83	$17.67		$16.26		$18.68	$13.56

0.23	0.32	(0.10)		(0.02)		(0.07)	0.06
(3.47)	0.08	4.26		1.43		(2.16)	5.07
(3.24)	0.40	4.16		1.41		(2.23)	5.13

(0.58)	—	—		—		(0.19)	(0.01)
—	(0.14)	—		—		—	—
(0.58)	(0.14)	—		—		(0.19)	(0.01)

$18.27	$22.09	$21.83		$17.67		$16.26	$18.68

(15.13% )	1.82% [4]	23.54%	[4]	8.67%		(12.05% )	37.87% [4]

$78,057	$105,474	$118,977		$135,346		$152,857	$190,227
2.29%	2.32%	2.37%		2.38%		2.38%	2.41%
2.38%	2.34%	2.38%		2.38%		2.38%	2.41%
2.24%	1.33%	(0.54%	)	(0.13%	)	(0.40% )	0.35%
2.15%	1.31%	(0.55%	)	(0.13%	)	(0.40% )	0.35%
8%	4%	5%		10%		11%	11%

Financial highlights
Delaware Emerging Markets Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20		11/30/19	11/30/18	11/30/17
$24.24	$23.82	$19.25		$17.62	$20.21	$14.66

0.30	0.48	(0.01)		0.07	0.02	0.15
(3.80)	0.08	4.64		1.56	(2.34)	5.47
(3.50)	0.56	4.63		1.63	(2.32)	5.62

(0.69)	—	(0.06)		—[3]	(0.27)	(0.07)
—	(0.14)	—		—	—	—
(0.69)	(0.14)	(0.06)		—	(0.27)	(0.07)

$20.05	$24.24	$23.82		$19.25	$17.62	$20.21

(14.90% )	2.34% [5]	24.11%	[5]	9.28%	(11.64% )	38.51% [5]

$27,490	$34,148	$38,689		$43,962	$48,875	$61,735
1.79%	1.82%	1.87%		1.88%	1.88%	1.91%
1.88%	1.84%	1.88%		1.88%	1.88%	1.91%
2.74%	1.83%	(0.04%	)	0.37%	0.10%	0.85%
2.65%	1.81%	(0.05%	)	0.37%	0.10%	0.85%
8%	4%	5%		10%	11%	11%

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.35	$23.85	$19.27	$17.67	$20.26	$14.69

0.36	0.61	0.09	0.16	0.12	0.25
(3.80)	0.07	4.66	1.55	(2.34)	5.46
(3.44)	0.68	4.75	1.71	(2.22)	5.71

(0.83)	(0.04)	(0.17)	(0.11)	(0.37)	(0.14)
—	(0.14)	—	—	—	—
(0.83)	(0.18)	(0.17)	(0.11)	(0.37)	(0.14)

$20.08	$24.35	$23.85	$19.27	$17.67	$20.26

(14.66% )	2.84% [4]	24.76% [4]	9.79%	(11.21% )	39.23% [4]

$3,135,630	$3,728,519	$4,078,412	$3,826,272	$4,189,528	$3,885,606
1.29%	1.32%	1.37%	1.38%	1.38%	1.41%
1.38%	1.34%	1.38%	1.38%	1.38%	1.41%
3.24%	2.33%	0.46%	0.87%	0.60%	1.35%
3.15%	2.31%	0.45%	0.87%	0.60%	1.35%
8%	4%	5%	10%	11%	11%

Financial highlights
Delaware Emerging Markets Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19	11/30/18	11/30/17
$24.38	$23.88	$19.28	$17.69	$20.27	$14.69

0.36	0.64	0.12	0.18	0.14	0.28
(3.79)	0.07	4.66	1.54	(2.33)	5.45
(3.43)	0.71	4.78	1.72	(2.19)	5.73

(0.85)	(0.07)	(0.18)	(0.13)	(0.39)	(0.15)
—	(0.14)	—	—	—	—
(0.85)	(0.21)	(0.18)	(0.13)	(0.39)	(0.15)

$20.10	$24.38	$23.88	$19.28	$17.69	$20.27

(14.62% )	2.94% [4]	24.93% [4]	9.84%	(11.04% )	39.43% [4]

$2,005,708	$2,190,839	$1,130,453	$1,000,200	$391,408	$140,119
1.18%	1.21%	1.25%	1.26%	1.26%	1.28%
1.27%	1.23%	1.26%	1.26%	1.26%	1.28%
3.34%	2.44%	0.58%	0.99%	0.72%	1.47%
3.25%	2.42%	0.57%	0.99%	0.72%	1.47%
8%	4%	5%	10%	11%	11%

Financial highlights
Delaware International Small Cap Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21		11/30/20		11/30/19		11/30/18	11/30/17
$9.54	$8.63		$7.07		$6.66		$7.99	$19.03

0.03	(0.03)		—	[3]	0.01		0.01	(0.02)
(1.58)	0.94		1.56		0.40		(1.02)	1.86
(1.55)	0.91		1.56		0.41		(1.01)	1.84

(0.54)	—		—		—		(0.32)	(12.88)
(0.54)	—		—		—		(0.32)	(12.88)

$7.45	$9.54		$8.63		$7.07		$6.66	$7.99

(17.16% )	10.55%		22.07%		6.16%		(13.19% )	39.78%

$7,162	$9,535		$7,499		$10,934		$10,154	$12,377
1.35%	1.35%		1.35%		1.34%		1.34%	1.38%
1.54%	1.48%		1.52%		1.55%		1.72%	2.48%
0.73%	(0.35%	)	(0.04%	)	0.16%		0.13%	(0.22% )
0.54%	(0.48%	)	(0.21%	)	(0.05%	)	(0.25% )	(1.32% )
25%	95%		66%		97%		106%	142%

Financial highlights
Delaware International Small Cap Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $(0.005) per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]		Year ended
(Unaudited)		11/30/21		11/30/20		11/30/19		11/30/18	11/30/17
$7.86		$7.16		$5.91		$5.61		$6.83	$18.24

—	[3]	(0.09)		(0.05)		(0.03)		(0.04)	(0.06)
(1.29)		0.79		1.30		0.33		(0.86)	1.53
(1.29)		0.70		1.25		0.30		(0.90)	1.47

(0.54)		—		—		—		(0.32)	(12.88)
(0.54)		—		—		—		(0.32)	(12.88)

$6.03		$7.86		$7.16		$5.91		$5.61	$6.83

(17.55%	)	9.78%		21.15%		5.35%		(13.86% )	38.77%

$1,302		$1,955		$3,106		$3,541		$4,698	$5,199
2.10%		2.10%		2.10%		2.09%		2.09%	2.13%
2.29%		2.23%		2.27%		2.30%		2.47%	3.23%
(0.03%	)	(1.10%	)	(0.79%	)	(0.59%	)	(0.62% )	(0.97% )
(0.22%	)	(1.23%	)	(0.96%	)	(0.80%	)	(1.00% )	(2.07% )
25%		95%		66%		97%		106%	142%

Financial highlights
Delaware International Small Cap Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21		11/30/20		11/30/19		11/30/18	11/30/17
$8.97	$8.14		$6.68		$6.31		$7.61	$18.77

0.02	(0.05)		(0.02)		(0.01)		(0.01)	(0.03)
(1.47)	0.88		1.48		0.38		(0.97)	1.75
(1.45)	0.83		1.46		0.37		(0.98)	1.72

(0.54)	—		—		—		(0.32)	(12.88)
(0.54)	—		—		—		(0.32)	(12.88)

$6.98	$8.97		$8.14		$6.68		$6.31	$7.61

(17.15% )	10.20%		21.86%		5.86%		(13.47% )	39.45%

$129	$159		$340		$98		$87	$92
1.60%	1.60%		1.60%		1.59%		1.59%	1.63%
1.79%	1.73%		1.77%		1.80%		1.97%	2.73%
0.48%	(0.60%	)	(0.29%	)	(0.09%	)	(0.12% )	(0.47% )
0.29%	(0.73%	)	(0.46%	)	(0.30%	)	(0.50% )	(1.57% )
25%	95%		66%		97%		106%	142%

Financial highlights
Delaware International Small Cap Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21		11/30/20	11/30/19	11/30/18	11/30/17
$10.06	$9.07		$7.43	$6.98	$8.34	$19.27

0.04	(0.01)		0.02	0.03	0.03	—	[3]
(1.67)	1.00		1.63	0.42	(1.07)	1.95
(1.63)	0.99		1.65	0.45	(1.04)	1.95

—	—		(0.01)	—	—	—
(0.54)	—		—	—	(0.32)	(12.88)
—	—		— [3]	—	—	—
(0.54)	—		(0.01)	—	(0.32)	(12.88)

$7.89	$10.06		$9.07	$7.43	$6.98	$8.34

(17.07% )	10.92%		22.30%	6.45%	(12.99% )	40.06%

$57,846	$73,091		$91,340	$117,702	$60,124	$14,025
1.10%	1.10%		1.10%	1.09%	1.09%	1.13%
1.29%	1.23%		1.27%	1.30%	1.47%	2.23%
0.98%	(0.10%	)	0.21%	0.41%	0.38%	0.03%
0.79%	(0.23%	)	0.04%	0.20%	0.00%	(1.07%	)
25%	95%		66%	97%	106%	142%

Financial highlights
Delaware International Small Cap Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $(0.005) per share.
[5]	Amount is less than $0.005 per share.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended						6/30/17[1]
5/31/22[2]	Year ended					to
(Unaudited)	11/30/21		11/30/20	11/30/19	11/30/18	11/30/17
$10.09	$9.10		$7.45	$6.99	$8.35	$7.07

0.05	—	[4]	0.02	0.04	0.04	—	[4]
(1.67)	0.99		1.65	0.42	(1.08)	1.28
(1.62)	0.99		1.67	0.46	(1.04)	1.28

—	—		(0.02)	—	—	—
(0.54)	—		—	—	(0.32)	—
—	—		— [5]	—	—	—
(0.54)	—		(0.02)	—	(0.32)	—

$7.93	$10.09		$9.10	$7.45	$6.99	$8.35

(16.92% )	10.88%		22.48%	6.58%	(12.98% )	18.11%

$20,677	$21,631		$12,498	$3,780	$2,676	$2
1.00%	1.00%		1.00%	1.00%	1.00%	1.00%
1.19%	1.13%		1.17%	1.21%	1.38%	2.28%
1.08%	0.00%		0.31%	0.50%	0.47%	(0.08%	)
0.89%	(0.13%	)	0.14%	0.29%	0.09%	(1.36%	)
25%	95%		66%	97%	106%	142%	[8]

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund's portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund's portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19		11/30/18	11/30/17
$15.47	$14.82	$14.66	$13.53		$15.66	$12.94

0.14	0.13	0.11	0.19		0.29	0.24
(1.25)	0.76 [3]	0.43	1.23		(2.19)	2.75
(1.11)	0.89	0.54	1.42		(1.90)	2.99

(0.11)	(0.13)	(0.18)	(0.29)		(0.23)	(0.27)
(1.03)	(0.11)	(0.20)	—		—	—
(1.14)	(0.24)	(0.38)	(0.29)		(0.23)	(0.27)

$13.22	$15.47	$14.82	$14.66		$13.53	$15.66

(7.89% )	6.02% [5]	3.80% [5]	10.94%	[5]	(12.32% )	23.53%

$172,719	$201,367	$59,692	$62,035		$63,604	$68,412
1.13%	1.17%	1.26%	1.34%		1.33%	1.35%
1.34%	1.36%	1.35%	1.35%		1.33%	1.35%
2.02%	0.80%	0.81%	1.35%		1.93%	1.65%
1.81%	0.61%	0.72%	1.34%		1.93%	1.65%
18%	38%	36%	143%	[7]	13%	15%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund's portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund's portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21		11/30/20	11/30/19		11/30/18	11/30/17
$15.28	$14.63		$14.48	$13.25		$15.36	$12.69

0.09	0.01		0.01	0.08		0.16	0.13
(1.25)	0.75	[3]	0.42	1.25		(2.15)	2.72
(1.16)	0.76		0.43	1.33		(1.99)	2.85

—	—		(0.08)	(0.10)		(0.12)	(0.18)
(1.03)	(0.11)		(0.20)	—		—	—
(1.03)	(0.11)		(0.28)	(0.10)		(0.12)	(0.18)

$13.09	$15.28		$14.63	$14.48		$13.25	$15.36

(8.25% )	5.21%	[5]	3.01% [5]	10.18%	[5]	(13.04% )	22.71%

$3,899	$4,549		$6,127	$8,562		$8,734	$21,505
1.88%	1.92%		2.01%	2.09%		2.08%	2.10%
2.09%	2.11%		2.10%	2.10%		2.08%	2.10%
1.27%	0.05%		0.06%	0.60%		1.18%	0.90%
1.06%	(0.14%	)	(0.03% )	0.59%		1.18%	0.90%
18%	38%		36%	143%	[7]	13%	15%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund's portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund's portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19		11/30/18	11/30/17
$15.40	$14.76	$14.60	$13.46		$15.59	$12.88

0.13	0.09	0.08	0.15		0.25	0.20
(1.26)	0.76 [3]	0.42	1.24		(2.19)	2.75
(1.13)	0.85	0.50	1.39		(1.94)	2.95

(0.06)	(0.10)	(0.14)	(0.25)		(0.19)	(0.24)
(1.03)	(0.11)	(0.20)	—		—	—
(1.09)	(0.21)	(0.34)	(0.25)		(0.19)	(0.24)

$13.18	$15.40	$14.76	$14.60		$13.46	$15.59

(8.02% )	5.75% [5]	3.53% [5]	10.72%	[5]	(12.58% )	23.26%

$1,627	$4,941	$2,845	$3,472		$3,508	$3,440
1.38%	1.42%	1.51%	1.59%		1.58%	1.60%
1.60%	1.61%	1.60%	1.60%		1.58%	1.60%
1.77%	0.55%	0.56%	1.10%		1.68%	1.40%
1.55%	0.36%	0.47%	1.09%		1.68%	1.40%
18%	38%	36%	143%	[7]	13%	15%

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	The Fund's portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund's portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
5/31/22[1]	Year ended
(Unaudited)	11/30/21	11/30/20	11/30/19		11/30/18	11/30/17
$15.55	$14.90	$14.74	$13.60		$15.74	$13.00

0.16	0.17	0.15	0.22		0.33	0.28
(1.27)	0.75 [3]	0.43	1.25		(2.20)	2.76
(1.11)	0.92	0.58	1.47		(1.87)	3.04

(0.13)	(0.16)	(0.22)	(0.33)		(0.27)	(0.30)
(1.03)	(0.11)	(0.20)	—		—	—
(1.16)	(0.27)	(0.42)	(0.33)		(0.27)	(0.30)

$13.28	$15.55	$14.90	$14.74		$13.60	$15.74

(7.81% )	6.24% [5]	4.04% [5]	11.29%	[5]	(12.11% )	23.87%

$231,261	$318,766	$248,810	$229,511		$220,747	$226,644
0.88%	0.92%	1.01%	1.09%		1.08%	1.10%
1.09%	1.11%	1.10%	1.10%		1.08%	1.10%
2.27%	1.05%	1.06%	1.60%		2.18%	1.90%
2.06%	0.86%	0.97%	1.59%		2.18%	1.90%
18%	38%	36%	143%	[7]	13%	15%

Financial highlights
Delaware International Value Equity Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	The per share amount of realized and unrealized gain (loss) on investments does not accord with the amounts reported in the Statements of Operations due to the timing of creation of Fund shares in relation to fluctuating market values.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[6]	Total return during the period reflects waiver by the manager. Performance would have been lower had the waiver not been in effect.
[7]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[8]	The Fund's portfolio turnover rate increased substantially during the year ended November 30, 2019 due to a change in the Fund's portfolio managers and associated repositioning.
[9]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					3/29/18[1]
5/31/22[2]	Year ended				to
(Unaudited)	11/30/21	11/30/20	11/30/19		11/30/18
$15.56	$14.91	$14.74	$13.60		$15.36

0.17	0.18	0.15	0.24		0.25
(1.27)	0.76 [4]	0.45	1.24		(2.01)
(1.10)	0.94	0.60	1.48		(1.76)

(0.14)	(0.18)	(0.23)	(0.34)		—
(1.03)	(0.11)	(0.20)	—		—
(1.17)	(0.29)	(0.43)	(0.34)		—
$13.29	$15.56	$14.91	$14.74		$13.60
(7.76% )	6.31% [6]	4.14% [6]	11.36%	[6]	(11.46% )

$4,097	$3,732	$1,585	$2,091		$2
0.82%	0.86%	0.95%	1.03%		1.02%
1.01%	1.04%	1.02%	1.03%		1.02%
2.33%	1.11%	1.12%	1.66%		2.47%
2.14%	0.94%	1.05%	1.66%		2.47%
18%	38%	36%	143%	[8]	13% [9]

Notes to financial statements
Delaware International Funds	May 31, 2022 (Unaudited)

Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund, except Delaware International Value Equity Fund, is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Delaware International Value Equity fund is considered non-diversified under the 1940 Act. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year; or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended May 31, 2022, and for all open tax years (years ended November 30, 2018–November 30, 2021), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended May 31, 2022, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — The Funds may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Funds may invest include ETFs. A Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally do not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statements of operations” under “Net

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

realized gain (loss) on investments.” Each Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that a Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this agreement are included on the "Statement of operations" under "Custodian fees" with the corresponding expenses offset included under "Less expenses paid indirectly. "There were no such earnings credits for the six months ended May 31, 2022.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations”

under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2022, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Emerging Markets Fund	$—
Delaware International Small Cap Fund	40
Delaware International Value Equity Fund	656

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Emerging	Delaware International	Delaware International
	Markets Fund	Small Cap Fund	Value Equity Fund
On the first $500 million	1.2500%	0.8500%	0.8500%
On the next $500 million	1.2000%	0.8000%	0.8000%
On the next $1.5 billion	1.1500%	0.7500%	0.7500%
In excess of $2.5 billion	1.1000%	0.7000%	0.7000%

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding the following specified percentages of average daily net assets of each Fund. The expense waivers were in effect from December 1, 2021 through May 31, 2022. These waivers and reimbursements may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	December 1, 2021-	March 30, 2022-
Fund	March 29, 2022	May 31, 2022
Delaware Emerging Markets Fund	1.32%[1]	1.23%[2]
Delaware International Small Cap Fund	1.12%[3]	1.12%[3]

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	December 1, 2021-	March 30, 2022-
Fund	March 29, 2022	May 31, 2022
Delaware International Value Equity Fund	0.88%[4]	0.88%[5]

1	The expense limitation was 1.20% for Class R6 shares.
[2]	The expense limitation is 1.14% for Class R6 shares.
[3]	The expense limitation is 1.00% for Class R6 shares.
[4]	The expense limitation was 0.82% for Class R6 shares.
[5]	The expense limitation is 0.81% for Class R6 shares.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Emerging Markets Fund	$103,157
Delaware International Small Cap Fund	3,630
Delaware International Value Equity Fund	10,262

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next

$20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2022, each Fund was charged for these services as follows:

Fund	Fees
Delaware Emerging Markets Fund	$269,316
Delaware International Small Cap Fund	4,377
Delaware International Value Equity Fund	22,008

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended May 31, 2022, each Fund was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Emerging Markets Fund	$90,906
Delaware International Small Cap Fund	1,512
Delaware International Value Equity Fund	7,972

For the six months ended May 31, 2022, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Emerging Markets Fund	$9,535
Delaware International Small Cap Fund	546
Delaware International Value Equity Fund	9,891

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended May 31, 2022, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Emerging Markets Fund	$83	$4,644
Delaware International Small Cap Fund	—	8
Delaware International Value Equity Fund	14	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from March 30, 2021 through March 31, 2023.

3. Investments

For the six months ended May 31, 2022, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Emerging Markets Fund	$545,305,451	$493,585,472
Delaware International Small Cap Fund	23,750,496	25,358,519
Delaware International Value Equity Fund	87,403,362	161,038,522

At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Delaware
Emerging
Markets
Fund	$5,221,363,233	$1,837,713,484	$(1,541,793,651)	$295,919,833
Delaware
International
Small
Cap
Fund	80,802,273	16,596,421	(10,676,609)	5,919,812
Delaware
International
Value
Equity
Fund	449,450,879	37,923,364	(63,931,200)	(26,007,836)

At November 30, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Emerging
Markets Fund	$4,473,650	$202,153,898	$206,627,548

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund's

Notes to financial statements
Delaware International Funds

3. Investments (continued)
investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of May 31, 2022:

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$33,708,513	$1,649,961	$—	$35,358,474
Australia	85,602,800	—	—	85,602,800
Bahrain	3,664,546	—	—	3,664,546
Brazil	380,372,244	—	—	380,372,244
Chile	90,687,497	—	—	90,687,497
China	1,394,195,735	—	—	1,394,195,735
Hong Kong	10,773,015	—	—	10,773,015
India	768,173,829	98,754	—	768,272,583

	Delaware Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Indonesia	$98,250,463	$—	$—	$98,250,463
Malaysia	1,281,261	—	—	1,281,261
Mexico	267,409,007	—	—	267,409,007
Peru	27,476,596	—	—	27,476,596
Republic of Korea	1,091,932,718	—	—	1,091,932,718
Russia	1,438,737	—	15,938,687	17,377,424
South Africa	10,197,386	—	—	10,197,386
Taiwan	918,148,981	—	—	918,148,981
Turkey	36,694,678	—	—	36,694,678
United Kingdom	3,681,653	—	—	3,681,653
United States	109,376,000	—	—	109,376,000
Exchange-Traded Fund	6,179,955	—	—	6,179,955
Participation Notes	—	—	—	—
Preferred Stocks	110,760,664	1,336,505	—	112,097,169
Warrants	339,852	—	—	339,852
Short-Term Investments	47,913,029	—	—	47,913,029
Total Value of Securities	$5,498,259,159	$3,085,220	$15,938,687	$5,517,283,066

	Delaware International Small Cap Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks
Argentina	$410,628	$—	$410,628
Australia	2,187,663	—	2,187,663
Austria	367,518	—	367,518
Brazil	3,448,506	—	3,448,506
Canada	11,586,718	—	11,586,718
China	885,846	—	885,846
Denmark	2,280,610	—	2,280,610
Finland	880,506	—	880,506
France	1,452,120	—	1,452,120
Germany	4,464,759	1,259,366	5,724,125
Greece	438,370	—	438,370
Hong Kong	341,539	—	341,539
India	3,604,103	—	3,604,103
Ireland	956,513	—	956,513
Israel	412,901	—	412,901
Italy	3,299,623	—	3,299,623
Japan	14,578,046	—	14,578,046

Notes to financial statements
Delaware International Funds

3. Investments (continued)

	Delaware International Small Cap Fund
	Level 1	Level 2	Total
Malaysia	$240,987	$—	$240,987
Mexico	910,421	—	910,421
Norway	2,267,604	—	2,267,604
Republic of Korea	4,319,776	—	4,319,776
Russia	—	10,216	10,216
Singapore	821,300	—	821,300
South Africa	1,973,409	—	1,973,409
Spain	2,162,697	—	2,162,697
Sweden	3,266,119	—	3,266,119
Taiwan	2,710,230	—	2,710,230
Thailand	454,112	—	454,112
United Kingdom	8,393,722	1,306,873	9,700,595
United States	1,169,660	—	1,169,660
Short-Term Investments	3,859,530	—	3,859,530
Total Value of Securities	$84,145,536	$2,576,455	$86,721,991
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$94	$94

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware International Value Equity Fund
	Level 1	Level 2
Securities
Assets:
Common Stocks	$401,851,112	$—
Exchange-Traded Funds	8,350,440	—
Securities Lending Collateral	13,240,999	—
Total Value of Securities	$423,442,551	$—
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$492

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended May 31, 2022, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to each Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to each Fund’s net assets at the end of the period.

During the six months ended May 31, 2022, Delaware International Small Cap Fund and Delaware International Value Equity Fund had no Level 3 investments.

Notes to financial statements
Delaware International Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Emerging		Delaware International		Delaware International
	Markets Fund		Small Cap Fund		Value Equity Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	5/31/22	11/30/21	5/31/22	11/30/21	5/31/22	11/30/21
Shares sold:
Class A	1,234,597	3,504,915	43,915	325,112	444,887	3,662,429
Class C	160,215	757,294	750	7,548	30,647	29,493
Class R	147,152	323,745	168	960	39,193	218,407
Institutional
Class	36,713,132	63,660,609	735,207	978,951	2,754,465	4,469,948
Class R6	24,135,646	58,876,456	902,258	844,837	101,511	162,769
Shares from merger:[1]
Class A	—	—	—	—	—	7,352,351
Institutional
Class	—	—	—	—	—	7,755,262
Class R6	—	—	—	—	—	10,980
Shares issued upon reinvestment of dividends and distributions:
Class A	452,712	83,142	60,266	—	1,000,549	61,789
Class C	121,108	33,203	18,584	—	21,092	3,021
Class R	40,147	9,242	1,114	—	24,370	2,660
Institutional
Class	4,559,885	1,109,857	340,875	—	1,628,365	300,524
Class R6	2,417,840	245,069	98,023	—	12,244	359
	69,982,434	128,603,532	2,201,160	2,157,408	6,057,323	24,029,992
Shares redeemed:
Class A	(2,303,756)	(4,005,757)	(142,629)	(194,649)	(1,393,493)	(2,088,103)
Class C	(784,368)	(1,466,111)	(52,405)	(192,565)	(51,533)	(153,594)
Class R	(224,965)	(548,343)	(453)	(24,992)	(260,912)	(93,006)
Institutional
Class	(38,197,854)	(82,650,556)	(1,013,685)	(3,777,033)	(7,470,912)	(8,724,301)
Class R6	(16,605,367)	(16,613,895)	(534,562)	(75,349)	(45,306)	(40,620)
	(58,116,310)	(105,284,662)	(1,743,734)	(4,264,588)	(9,222,156)	(11,099,624)
Net increase
(decrease)	11,866,124	23,318,870	457,426	(2,107,180)	(3,164,833)	12,930,368

[1]	See Note 5.

Certain shareholders may exchange shares of one class for shares of another class in the same fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2022 and the year ended November 30, 2021, each Fund had the following exchange transactions:

	Exchange Redemptions				Exchange Subscriptions
			Institutional			Institutional
	Class A	Class C	Class	Class R6	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Value
Delaware Emerging Markets Fund
Six months ended
5/31/22	19,119	20,407	17,991	—	15,139	22,553	17,972	$1,113,562
Year ended
11/30/21	32,080	21,200	30,353,407	3,061,113	29,848	3,071,420	30,331,738	830,172,974
Delaware International Small Cap Fund
Six months ended
5/31/22	—	429	—	—	348	—	—	2,741
Year ended
11/30/21	600	17,663	—	—	14,617	570	—	144,060
Delaware International Value Equity Fund
Six months ended
5/31/22	—	4,315	—	—	4,275	—	—	55,918
Year ended
11/30/21	129,231	17,859	—	—	17,752	128,609	—	2,404,406

5. Reorganization

On July 9, 2021, the Board approved a proposal to reorganize Delaware International Fund, a series of Delaware Group® Equity Funds IV (the “Acquired Fund”) with and into Delaware International Value Equity Fund (the “Acquiring Fund”), (the “Reorganization”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, assets, and goodwill of the Acquired Fund were acquired by the Acquiring Fund, and (ii) the Trust, on behalf of the Acquiring Fund, assumed the liabilities of the Acquired Fund, in exchange for shares of the Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The purpose of the transaction was to allow shareholders of the Acquired Fund to own shares of a Fund with a similar investment objective and style as, and potentially lower net expenses than the Acquired Fund. The Reorganization was accomplished by a tax-free exchange of shares on July 9, 2021. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Notes to financial statements
Delaware International Funds

5. Reorganization (continued)

The share transactions associated with the Reorganization are as follows:

			Shares
	Acquired	Acquired	Converted	Acquiring
	Fund	Fund Shares	to Acquiring	Fund	Conversion
	Net Assets	Outstanding	Fund	Net Assets	Ratio
			Delaware International Value
	Delaware International Fund		Equity Fund
Class A	$123,151,872	8,950,423	7,352,351	$108,216,266	0.8215
Institutional
Class	130,443,502	9,193,655	7,755,262	272,890,128	0.8435
Class R6	184,692	12,928	10,980	2,036,414	0.8493

The net assets of the Acquiring Fund before the Reorganization were $394,025,097. The net assets of the Acquiring Fund immediately following the Reorganization were $647,805,163.

Assuming the Reorganization had been completed on December 1, 2020, the Acquiring Fund's pro forma results of operations for the year ended November 30, 2021, would have been as follows:

Delaware International Value Equity Fund
Net investment income	$6,977,433
Net realized gain on investments	51,709,316
Net change in unrealized appreciation (depreciation)	(566,877)
Net increase in net assets resulting from operations	$58,119,872

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

Each Fund had no amounts outstanding as of May 31, 2022, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover each Fund’s exposure to the counterparty.

During the six months ended May 31, 2022, Delaware Emerging Markets Fund and Delaware International Small Cap Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Delaware International Value Equity Fund entered into foreign currency exchange contracts and foreign cross currency contracts in order to fix the US dollar value of a security between trade date and settlement date.

During the six months ended May 31, 2022, the Funds experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and “Statements of operations.”

The table below summarizes the average balance of derivative holdings by each Fund during the six months ended May 31, 2022:

	Long Derivative Volume
	Delaware Emerging	Delaware International	Delaware International
	Markets Fund	Small Cap Fund	Value Equity Fund
Foreign currency
exchange contracts
(average notional
value)	$619,232	$117,533	$481,719

Notes to financial statements
Delaware International Funds

7. Derivatives (continued)

	Short Derivative Volume
	Delaware Emerging	Delaware International	Delaware International
	Markets Fund	Small Cap Fund	Value Equity Fund
Foreign currency
exchange contracts
(average notional
value)	$1,199,579	$103,967	$1,076,662

8. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of their derivative contract counterparties in order to better define their contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the "Statements of assets and liabilities.”

At May 31, 2022, each Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware International Small Cap Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$94	$—	$94

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York
Mellon	$94	$—	$—	$—	$—	$94

Delaware International Value Equity Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of New York Mellon	$492	$—	$492

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received(a)	Collateral Pledged	Pledged	Net Exposure(b)
Bank of New York
Mellon	$492	$—	$—	$—	$—	$492

Securities Lending

Securities lending transactions are entered into by the Funds under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 9).

As of May 31, 2022, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Delaware International Value Equity Fund

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
Bank of New York
Mellon	$13,526,290	$13,526,290	$—	$13,526,290	$—

(a)	The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of May 31, 2022, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required

Notes to financial statements
Delaware International Funds

9. Securities Lending (continued)
percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities as disclosed on the “Schedules of investments.” Securities purchased with cash collateral are valued at the market value. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2022 for Delaware International Value Equity Fund:

	Overnight
Securities Lending	and	Under	Between	Over
Transactions	continuous	30 days	30 & 90 days	90 Days	Total
Delaware
International
Value Equity
Fund
Money Market
Mutual Funds	$13,240,999	$—	$—	$—	$13,240,999

At May 31, 2022, the value of securities on loan for Delaware International Value Equity Fund was $13,526,290, for which the Fund received cash collateral of $13,240,999. At May 31, 2022, the value of invested collateral was $13,240,999. Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

During the six months ended May 31, 2022, Delaware Emerging Markets Fund and Delaware International Small Cap Fund had no securities out on loan.

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

Beginning in late February 2022, global financial markets have experienced and may continue to experience significant volatility related to military action by Russia in Ukraine. As a result of this military action, the US and many other countries have imposed sanctions on Russia and certain Russian individuals, banks and corporations. The ongoing hostilities and resulting sanctions are expected to have a severe adverse effect on the region’s economies and more globally, including significant negative impact on markets for certain securities and commodities, such as oil and

Notes to financial statements
Delaware International Funds

10. Credit and Market Risk (continued)

natural gas. Any cessation of trading on the Russian securities markets will impact the value and liquidity of certain portfolio holdings. The extent and duration of military action, sanctions, and resulting market disruptions are impossible to predict, but could be substantial and prolonged and impact your Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Delaware Emerging Markets Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by each Fund.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund's maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in the Funds' financial statements.

Other Fund information (Unaudited)
Delaware International Funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®

Jerome D. Abernathy
Managing Member
Stonebrook Capital
Management, LLC

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.

Joseph W. Chow
Private Investor

H. Jeffrey Dobbs
Former Global Sector
Chairman
Industrial Manufacturing,
KPMG, LLP

John A. Fry President Drexel University Joseph Harroz, Jr. President University of Oklahoma Sandra A.J. Lawrence Former Chief Administrative Officer Children's Mercy Hospitals and Clinics

Frances A.
Sevilla-Sacasa
Former Chief Executive
Officer
Banco Itaú International

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services
Group

Christianna Wood
Chief Executive Officer
and President
Gore Creek Capital, Ltd.

Janet L. Yeomans
Former Vice President and
Treasurer
3M Company

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie

This semiannual report is for the information of Delaware Emerging Markets Fund, Delaware International Small Cap Fund, and Delaware International Value Equity Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GLOBAL & INTERNATIONAL FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2022

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2022